Leases - Summary of Future Minimum Rental Payments Under Non-cancelable Leases (Detail) - MBJA and PACKAL [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 52,234	$ 40,159	$ 30,287
Less Than One Year [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	11,451	9,979	9,491
Less Than Two Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	10,129	8,029	5,514
Less Than Three Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	9,341	7,394	4,267
Less Than Four Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	9,044	7,253	3,686
Later than four years and not later than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	6,021	6,514	3,548
More than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 6,248	$ 990	$ 3,781